Item 1: Schedule of Investments

Putnam Global Natural Resources Fund

The fund's portfolio
November 30, 2005 (Unaudited)

COMMON STOCKS (99.2%)(a)

	Shares	Value

Chemicals (6.4%)
Air Products & Chemicals, Inc.	99,892	$5,910,610
BASF AG (Germany)	68,371	5,027,522
E.I. du Pont de Nemours & Co.	247,764	10,591,911
Linde AG (Germany)	45,322	3,234,478
PPG Industries, Inc.	111,300	6,759,249
Solvay SA (Belgium)	30,141	3,317,419
		34,841,189

Coal (1.4%)
China Shenhua Energy Co., Ltd. Class H (China) (NON)	2,231,500	2,481,246
CONSOL Energy, Inc.	81,538	5,277,139
		7,758,385

Containers (4.4%)
Owens-Illinois, Inc. (NON)	395,519	8,602,538
Pactiv Corp. (NON) (S)	421,077	8,522,598
Sealed Air Corp. (NON)	141,082	7,295,350
		24,420,486

Energy (12.5%)
Halliburton Co. (S)	268,798	17,108,993
Noble Corp.	122,405	8,821,728
Pride International, Inc. (NON)	430,206	12,815,837
Rowan Cos., Inc.	229,675	8,240,739
SBM Offshore NV (Netherlands)	73,945	5,788,015
TonenGeneral Sekiyu KK (Japan)	677,000	7,214,818
Weatherford International, Ltd. (NON)	120,361	8,366,293
		68,356,423

Forest Products and Packaging (1.6%)
Smurfit-Stone Container Corp. (NON)	677,866	8,588,562

Metals (7.6%)
Alcoa, Inc.	270,197	7,406,100
Arcelor (Luxembourg)	301,990	7,210,529
BHP Billiton PLC (United Kingdom)	352,604	5,237,585
BHP Billiton, Ltd. (Australia)	174,112	2,804,642
Dowa Mining Co., Ltd. (Japan)	311,000	2,716,363
POSCO (South Korea)	28,350	5,666,192
Rio Tinto PLC (United Kingdom)	124,818	5,073,635
United States Steel Corp.	112,322	5,346,527
		41,461,573

Oil & Gas (65.3%)
Amerada Hess Corp.	124,562	15,261,336
Apache Corp.	278,931	18,208,616
Burlington Resources, Inc.	332,651	24,034,035
Canadian Natural Resources, Ltd. (Canada)	249,452	11,288,648
Chevron Corp.	772,146	44,251,687
Devon Energy Corp.	321,474	19,352,735
EOG Resources, Inc.	157,572	11,305,791
Exxon Mobil Corp.	804,172	46,666,101
Lukoil ADR (Russia)	96,120	5,541,318
Marathon Oil Corp.	350,699	20,792,944
Nexen, Inc. (Canada)	166,328	7,294,913
Nippon Mining Holdings, Inc. (Japan)	473,000	3,103,830
Occidental Petroleum Corp.	287,703	22,814,848
Repsol YPF, SA (Spain)	434,586	12,794,883
Royal Dutch Shell PLC Class A (Netherlands)	736,494	22,655,795
Royal Dutch Shell PLC ADR Class A (Netherlands)	39,860	2,456,173
Saipem SpA (Italy)	396,500	6,070,954
Statoil ASA (Norway)	372,500	8,153,151
Sunoco, Inc.	106,191	8,197,945
Total SA Class B ADR (France) (S)	133,469	16,642,250

Valero Energy Corp.	153,377	14,754,867
XTO Energy, Inc.	386,866	15,741,577
		357,384,397

Total common stocks (cost $412,079,484)		$542,811,015

SHORT-TERM INVESTMENTS (3.7%)(a)
	Principal	Value
	amount/shares

Putnam Prime Money Market Fund (e)	5,711,875	$5,711,875

Short-term investments held as collateral for loaned securities with yields ranging from 4.00% to 4.29% and due dates ranging from December 1,
2005 to January 27, 2006 (d)	$14,515,909	14,495,550

Total short-term investments (cost $20,207,425)		$20,207,425

TOTAL INVESTMENTS

Total investments (cost $432,286,909) (b)		$563,018,440

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/05 (aggregate face value $44,321,660) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,852,365	$3,964,932	1/18/06	$(112,567)
British Pound	25,813,236	27,189,893	12/21/05	(1,376,657)
Canadian Dollar	8,040,470	7,964,128	1/18/06	76,342
Euro	3,337,057	3,403,745	12/21/05	(66,688)
Norwegian Krone	142,123	148,347	12/21/05	(6,224)
Swedish Krona	441,816	477,754	12/21/05	(35,938)
Swiss Franc	1,095,737	1,172,861	12/21/05	(77,124)

Total				$(1,598,856)

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/05 (aggregate face value $35,072,016) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Euro	$23,574,055	$24,877,359	12/21/05	$1,303,304
Hong Kong Dollar	1,584,884	1,584,587	2/15/06	(297)
Japanese Yen	3,070,634	3,143,775	2/15/06	73,141
Norwegian Krone	5,085,698	5,466,295	12/21/05	380,597

Total				$1,756,745

NOTES

(a) Percentages indicated are based on net assets of $547,175,509.

(b) The aggregate identified cost on a tax basis is $432,410,241, resulting in gross unrealized appreciation and depreciation of $138,710,203 and $8,102,004, respectively, or net unrealized appreciation of $130,608,199.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at November 30, 2005.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2005, the value of securities loaned amounted to $14,147,662. The fund received cash collateral of $14,495,550 which is pooled with collateral of other Putnam funds into 25 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $46,311 for the period ended November 30, 2005. During the period ended November 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $39,170,649 and $37,132,668, respectively.

At November 30, 2005, liquid assets totaling $10,991,893 have been designated as collateral for open forward contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at November 30, 2005: (as a percentage of Portfolio Value)

Australia	0.5%
Belgium	0.6
Canada	3.4
China	0.5
France	3.1
Germany	1.5
Italy	1.1
Japan	2.4
Luxembourg	1.3
Netherlands	5.6
Norway	1.5
Russia	1.0
South Korea	1.0
Spain	2.3
United Kingdom	1.9
United States	72.3

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: January 27, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: January 27, 2006